Summary of Significant Accounting Policies (Details 3) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 05, 2015	Jun. 30, 2016	Jun. 30, 2015
Amortization expense	$ 174,000	$ 664,707	$ 90,662